Filed Pursuant to Rule 497(e)
Registration No. 033-08746

“IMPORTANT NOTICE REGARDING CHANGE IN SMALL CAP FUND

NAME AND INVESTMENT POLICY”

THE TOCQUEVILLE TRUST

SUPPLEMENT DATED AUGUST 12, 2010, TO THE

PROSPECTUS DATED MARCH 1, 2010

AND THE SUPPLEMENT DATED JULY 1, 2010

The purpose of this supplement is to inform you that as of October 12, 2010, The Tocqueville Small Cap Fund will be renamed The Tocqueville Opportunity Fund (“Opportunity Fund”) and will be implementing a change in investment strategy. The investment objective of the Opportunity Fund will remain the same. All references to the “Small Cap Fund” should be replaced with the “Opportunity Fund”. In addition, the following sections of the Prospectus will change as of October 12, 2010.

On page 5 and 6, “Principal Investment Strategies” should be replaced with the following:

“The Opportunity Fund seeks to achieve its investment objective by investing in the common stocks of small and mid cap companies which have the potential to deliver superior long term earnings growth. The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion (“Small Cap Companies”) and mid cap companies as companies with a market capitalization between $3 billion and $12 billion. Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries. The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies. The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate. The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements. The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the United States. In addition, the Opportunity Fund may invest up to 20% of its net assets in foreign securities, including in American Depositary Receipts (“ADRs”) in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.”

On page 6, “Principal Risks” should be replaced with the following:

“You may lose money by investing in the Opportunity Fund. The Opportunity Fund is subject to the following risks:

•	the stock market may go down;

Filed Pursuant to Rule 497(e)
Registration No. 033-08746

•	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

•	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected.

The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of Small Cap Companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the US dollar;

•	a foreign government may expropriate the Opportunity Fund’s assets;

•	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline;

•	the above listed foreign securities risks are more likely in the securities of companies located in emerging markets.”

On page 25, under “Investment Strategies,” references to the Small Cap Fund should be deleted from the first paragraph and on page 26, the first and second paragraphs which discuss the Small Cap Fund should be deleted.

On page 26, the following should be inserted after the discussion of the Gold Fund:

“The Opportunity Fund

The Opportunity Fund seeks to achieve its investment objective by investing in the common stocks of Small Cap Companies and mid cap companies which have the potential to deliver superior long term earnings growth. The Opportunity Fund defines Small Cap Companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion. Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries. The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies. The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate. The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements. The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The portfolio manager believes that the primary advantages of investing in smaller and mid capitalization companies include: (1) the potential for capital appreciation and (2) these companies are often undiscovered by mainstream Wall Street. The portfolio manager believes that a mid cap mandate which also has the ability to invest in Small Cap Companies is better positioned to outperform over a longer period of time.

Filed Pursuant to Rule 497(e)
Registration No. 033-08746

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the United States. In addition, the Opportunity Fund may invest up to 20% of its net assets in foreign securities, including in ADRs in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.”

On page 28, “Additional Investment Techniques” should be replaced with the following:

“In addition to the techniques described above, each Fund may employ investment techniques that are not principal investment strategies of the Fund. Each Fund may enter into repurchase agreements, invest in illiquid and restricted securities and invest in other investment companies. Each Fund, other than the International Value Fund, may sell securities short “against the box.” The International Value Fund, the Select Fund and the Gold Fund may invest in futures and options on securities, indices and currencies and use such securities to hedge risk. The Opportunity Fund may invest in options on securities, indices and currencies and use such securities to hedge risk. Each of these investment techniques is subject to certain limitations and restrictions and involves additional risks which are described in more detail in the SAI.

On page 29, under “Risks of Investing in Mutual Funds,” the following should be added after “Valuation Risk:”

“Growth Stock Risk (applicable only to the Opportunity Fund). Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.”

Please retain this Supplement with your Prospectus for future reference

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